FINANCE INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Borrowing costs [abstract]
Disclosure Of Finance Costs

($000s)	2018	2017	2016
Interest on Credit Facilities (1)	$4,302	$2,194	$13,516
Interest on Second Lien Notes (2)	3,224	—	—
Interest on Senior Notes (2)	26,219	30,378	30,771
Interest on Convertible Debentures (2)	5,681	5,381	2,063
Accretion on decommissioning liabilities (non-cash)	1,328	1,287	1,713
Finance expense	$40,754	$39,240	$48,063

(1)	Includes interest at a floating rate, for the year ended December 31, 2018. The weighted average interest rates for amounts borrowed under the Credit Facilities was 4.42%.

(2)	Includes amortized costs related to the issuance of the Second Lien Notes, Senior Notes and Convertible Debentures (detailed in note 7).